Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 3

Earnings Per Share

The following table sets forth the reconciliation of basic and diluted weighted average shares outstanding for our earnings per share calculations:

	Three Months Ended March 31,
	2012	2011
Weighted average common shares outstanding	185.2	184.6
Add: Weighted average restricted stock awards outstanding (a)	1.4	1.6

Basic weighted average common shares outstanding	186.6	186.2
Add: Dilutive impact of stock options	0.6	0.8
Add: Dilutive impact of restricted stock units	0.3	0.1

Diluted weighted average common shares outstanding	187.5	187.1

(a)	Restricted stock awards containing rights to non-forfeitable dividends which participate in undistributed earnings with common shareholders are considered participating securities for purposes of computing earnings per share.

For the three months ended March 31, 2011, basic and diluted earnings per common share were computed using the number of shares of our common stock outstanding on October 31, 2011, the date on which Exelis’ common stock was distributed to shareholders of ITT. In addition, for our dilutive weighted average share calculation, we have assumed the dilutive securities outstanding at October 31, 2011 were also outstanding for the three months ended March 31, 2011.

We excluded from our diluted share calculation for the three months ended March 31, 2012, 7.9 and 0.3 shares related to stock options and restricted stock units, respectively, as their effect would have been antidilutive.

NOTE 7

Earnings Per Share

The following table sets forth the reconciliation of basic and diluted weighted average shares outstanding for our earnings per share calculations for the following:

	Year Ended December 31,
	2011	2010	2009
Weighted average common shares outstanding	184.6	184.6	184.6
Add: Weighted average restricted stock awards outstanding (a)	1.6	1.6	1.6

Basic weighted average common shares outstanding	186.2	186.2	186.2
Add: Dilutive impact of stock options	0.4	0.8	0.8
Add: Dilutive impact of restricted stock units	0.1	0.1	0.1

Diluted weighted average common shares outstanding	186.7	187.1	187.1

(a)	Restricted stock awards containing rights to non-forfeitable dividends which participate in undistributed earnings with common shareholders are considered participating securities for purposes of computing earnings per share.

The table below provides a summary of securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive for the period presented.

	Year Ended December 31,
	2011	2010	2009
Anti-dilutive stock options	7.8	—	—
Anti-dilutive restricted stock units	0.9	—	—

For the years ended December 31, 2010 and 2009, basic and diluted earnings per common share were computed using the number of shares of our common stock outstanding on October 31, 2011, the date on which Exelis’s common stock was distributed to shareholders of ITT. In addition, for our dilutive weighted average share calculations, we have assumed the dilutive securities outstanding at October 31, 2011 were also outstanding at each of the prior periods presented.